Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table (SCT) Total for Principal Executive Officer (PEO) ($)	CAP to PEO(2)(3) ($)	Avg SCT Total for non-PEO NEOs ($)	Avg CAP to non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	CSM: Adjusted Cash Flow from Operations*(6) ($)
					TSR(4) ($)	Peer Group TSR(4)(5) ($)
2025	25,357,443	46,134,000	5,661,263	8,862,915	203.19	212.68	4,182,000,000	4,712,000,000
2024	24,359,199	26,351,663	5,285,552	5,642,332	148.07	125.30	4,174,000,000	4,109,000,000
2023	24,737,493	13,440,872	5,751,083	3,930,874	145.27	111.48	2,056,000,000	3,637,000,000
2022	20,672,072	54,746,734	5,388,919	11,074,607	166.57	106.08	4,896,000,000	3,913,000,000
2021	19,876,767	38,893,119	5,274,973	9,100,357	116.47	91.84	7,005,000,000	4,475,000,000
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Company Selected Measure Name	Adjusted Cash Flow from Operations
Named Executive Officers, Footnote	Ms. Warden is included as the Principal Executive Officer (PEO), CEO, for years. Messrs. Crews and Jones, Dr. Fleming and Ms. Roeder are included in the non-PEO NEO averages for 2025. Messrs. Crews, Jones and Keffer, Dr. Fleming and Ms. Roeder are included in the non-PEO NEO averages for 2024. Messrs. Keffer, Caylor and Jones and Ms. Roeder are included in the non-PEO NEO averages for 2023. Messrs. Keffer, Bromberg, Caylor and Jones are included in the non-PEO NEO averages for 2022. Messrs. Keffer, Caylor, Larson and Ms. Petryszyn are included in the non-PEO NEO averages for 2021.
Peer Group Issuers, Footnote	Standard & Poor’s (S&P) Aerospace and Defense (A&D) Index as disclosed in our 2025 Form 10-K.
PEO Total Compensation Amount	$ 25,357,443	$ 24,359,199	$ 24,737,493	$ 20,672,072	$ 19,876,767
PEO Actually Paid Compensation Amount	$ 46,134,000	26,351,663	13,440,872	54,746,734	38,893,119
Adjustment To PEO Compensation, Footnote	The CAP calculations for the PEO and non-PEO NEOs are included in the table below, as defined by the SEC. The non-PEO NEOs reflect an average for each year.
CAP Calculation =
Summary Compensation Table
- Annual stock award
- Change in pension value (a)
+ Pension service cost
+ Prior pension service cost
± Fair value of current year equity awards, annual change in fair value as of year-end for unvested awards, fair value as of vesting of awards granted and vested in year, annual change in value as of vesting of prior year's awards, annual change in value of prior year's awards forfeited and value of dividends or other earnings paid on stock

Year ($M)	CAP Calculation (per SEC)
	PEO
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2025	25.4	(16.8)	(1.3)	0.41	—	38.4	46.1
2024	24.4	(16.1)	(0.3)	0.41	—	18.0	26.4
2023	24.7	(16.0)	(1.2)	0.35	—	5.5	13.4
2022	20.7	(14.3)	—	0.52	—	47.8	54.7
2021	19.9	(13.5)	(0.4)	0.51	—	32.4	38.9
Key components that factor into the amount reported as CAP (in accordance with the SEC definition) are the Company’s year-end stock value and equity awards. Executives receive the value of their equity grants only upon vesting. The value reflected for unvested grants, as calculated in CAP, does not reflect value actually received or realized by the executives during the covered year. The equity component of CAP for fiscal years 2025, 2024, 2023, 2022 and 2021 are further detailed in the table below. The equity values were calculated in accordance with the SEC methodology for determining CAP for each year shown.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year ($M)	Equity Valuation
	PEO
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2025	23.9	5.2	—	8.2	—	1.1	38.4
2024	18.4	(0.8)	—	(0.5)	—	0.9	18.0
2023	17.1	(8.1)	—	(4.6)	—	1.1	5.5
2022	25.5	13.2	—	8.2	—	0.9	47.8
2021	22.5	4.7	—	4.4	—	0.8	32.4

Non-PEO NEO Average Total Compensation Amount	$ 5,661,263	5,285,552	5,751,083	5,388,919	5,274,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,862,915	5,642,332	3,930,874	11,074,607	9,100,357
Adjustment to Non-PEO NEO Compensation Footnote

Year ($M)	CAP Calculation (per SEC)
	Non-PEO NEOs (Avg)
	SCT Total	Annual Stock Award	Change in Pension Value	Pension Service Cost	Prior Pension Service Cost	Equity Value	Total
2025	5.7	(3.4)	(0.2)	0.03	—	6.8	8.9
2024	5.3	(3.3)	—	0.02	—	3.6	5.6
2023	5.8	(3.2)	(0.2)	0.04	—	1.5	3.9
2022	5.4	(3.4)	—	0.05	—	9.1	11.1
2021	5.3	(3.1)	(0.1)	0.06	—	7.0	9.1
a.The change in pension value amounts relate solely to the increased present value of the NEO’s pension plan benefits using mandatory SEC assumptions, see additional information in the Summary Compensation Table on page 70.

Year ($M)	Equity Valuation
	Non-PEO NEOs (Avg)
	Fair Value of Current Year Equity Awards as of Year-End	Annual Change in Fair Value as of Year-End for Unvested Awards	Fair Value as of Vesting of Awards Granted and Vested in Year	Annual Change in Value as of Vesting of Prior Year's Awards	Annual Change in Value of Prior Year's Awards Forfeited	Value of Dividends or Other Earnings Paid on Stock	Total Equity Value Included in CAP
2025	4.9	0.9	—	0.9	—	0.1	6.8
2024	3.7	(0.1)	—	(0.1)	—	0.1	3.6
2023	3.5	(1.4)	—	(0.8)	—	0.2	1.5
2022	5.6	2.2	—	1.2	—	0.1	9.1
2021	5.0	1.0	0.2	0.7	—	0.1	7.0
The fair value of the grants awarded in the respective years generally correlates with the movement in the Company’s stock price, which is a key driver in the amount of, and change in, CAP.
	The Company’s relative TSR and operational metrics score determine the number of performance shares that vest for each three-year cycle, ranging from 0% to 200% for the 2025, 2024, 2023, 2022 and 2021 RPSR grants. The executive RPSR performance scores were 148%, 107%, 141%, 135% and 122%, in 2025, 2024, 2023, 2022, and 2021, respectively, which contributed to the incremental change in CAP year-over-year, along with the change in stock price.
Compensation Actually Paid vs. Total Shareholder Return
The PEO and other non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income	* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”
Tabular List, Table
These key financial performance measures are as follows:

Performance Measures	Type
Adjusted Cumulative FCF*	RPSR Metric
Relative TSR	RPSR Metric
Return on Invested Capital* (ROIC*)	RPSR Metric
Absolute TSR	Value of LTI
Adjusted Cash Flow from Operations*	CSM/AIP Metric
* This metric is a non-GAAP financial measure. For more information, see “Appendix A - Use of Non-GAAP Financial Measures.”

Total Shareholder Return Amount	$ 203.19	148.07	145.27	166.57	116.47
Peer Group Total Shareholder Return Amount	212.68	125.30	111.48	106.08	91.84
Net Income (Loss)	$ 4,182,000,000	$ 4,174,000,000	$ 2,056,000,000	$ 4,896,000,000	$ 7,005,000,000
Company Selected Measure Amount	4,712,000,000	4,109,000,000	3,637,000,000	3,913,000,000	4,475,000,000
Performance Share Range, Minimum	0	0	0
Performance Share Range, Maximum	2	2	2
RSPR Performance Score	1.48	1.07	1.41	1.35	1.22
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Cumulative FCF*
Non-GAAP Measure Description	Adjusted Cash Flow from Operations* was selected as the CSM to focus on an annual metric, per SEC guidance. This metric emphasizes the importance of generating cash for strategy execution and enables management to make capital investment decisions. Since it has a stronger focus on our annual performance rather than long-term performance, the impact of Adjusted Cash Flow from Operations* on CAP is moderate compared to the LTI plan metrics.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Non-GAAP Measure Description	TSR has been calculated in the same manner as under Regulation S-K 402(v)(2)(iv).
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital* (ROIC*)
Non-GAAP Measure Description	Adjusted Cash Flow from Operations*, as defined on page 103, is the Company Selected Measure (CSM), linking performance for the most recently completed fiscal year to CAP for the PEO and non-PEO NEOs. The selected measure focuses on cash generation for strategy execution and enables management to make capital investment decisions that support long-term profitable growth. For more information, including how the measure is calculated, see “Appendix A - Use of Non-GAAP Financial Measures” on page 103.
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Cash Flow from Operations*
PEO | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,800,000)	$ (16,100,000)	$ (16,000,000.0)	$ (14,300,000)	$ (13,500,000)
PEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,300,000)	(300,000)	(1,200,000)	0	(400,000)
PEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,000	410,000	350,000	520,000	510,000
PEO | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,400,000	18,000,000.0	5,500,000	47,800,000	32,400,000
PEO | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,900,000	18,400,000	17,100,000	25,500,000	22,500,000
PEO | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,200,000	(800,000)	(8,100,000)	13,200,000	4,700,000
PEO | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,200,000	(500,000)	(4,600,000)	8,200,000	4,400,000
PEO | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,100,000	900,000	1,100,000	900,000	800,000
Non-PEO NEO | Adjustment, Annual Stock Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,400,000)	(3,300,000)	(3,200,000)	(3,400,000)	(3,100,000)
Non-PEO NEO | Adjustment, Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,000)	0	(200,000)	0	(100,000)
Non-PEO NEO | Adjustment, Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,000.00	20,000.00	40,000.00	50,000.00	60,000.00
Non-PEO NEO | Adjustment, Prior Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,800,000	3,600,000	1,500,000	9,100,000	7,000,000.0
Non-PEO NEO | Fair Value of Current Year Equity Awards as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,900,000	3,700,000	3,500,000	5,600,000	5,000,000.0
Non-PEO NEO | Annual Change in Fair Value as of Year-End for Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,000	(100,000)	(1,400,000)	2,200,000	1,000,000.0
Non-PEO NEO | Fair Value as of Vesting of Awards Granted and Vested in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	200,000
Non-PEO NEO | Annual Change in Value as of Vesting of Prior Year's Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	900,000	(100,000)	(800,000)	1,200,000	700,000
Non-PEO NEO | Annual Change in Value of Prior Year's Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 100,000	$ 100,000	$ 200,000	$ 100,000	$ 100,000